Taxation - Disclosure of unrecognized deferred tax or write-down of deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current tax benefit relating to the utilization of previously unrecognized deferred tax assets	$ 331	$ 46	$ 272
Deferred tax benefit arising from the reversal of a previous write-down of deferred tax assets	773	11	96
Deferred tax benefit relating to the recognition of previously unrecognized deferred tax assets	820	0	364
Deferred tax expense arising from the write-down of a previously recognized deferred tax asset	$ 29	$ 1,622	$ 73